Property and Equipment (Details Narrative) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Property And Equipment
Property, plant and equipment pledged to secure borrowings	$ 6,685	$ 7,452
Fair value estimated on recent market transactions, then adjusted, carrying amount	4,983	5,549
Capital work in progress	$ 10	$ 10